N-2 $ in Millions	Aug. 16, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001418076
Amendment Flag	false
Securities Act File Number	814-00754
Document Type	8-K
Entity Registrant Name	SLR Investment Corp.
Entity Address, Address Line One	500 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	993-1670
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On August 16, 2024, SLR Investment Corp. (the “Company”) entered into Amendment No. 3 to its senior secured revolving credit agreement with Citibank, N.A., acting as administrative agent, the lenders party thereto, JPMorgan Chase Bank, N.A., as syndication agent, and Citibank, N.A., JPMorgan Chase Bank, N.A., and Sumitomo Mitsui Banking Corporation, as joint lead bookrunners and joint lead arrangers (the “Amended Credit Facility”). In connection with this amendment, commitments under the Amended Credit Facility increased by $75 million to $763 million and a new lender was added. The Amended Credit Facility, among other things, extended the revolving period to August 16, 2028 and the final maturity date to August 16, 2029. The stated interest rate has also been amended to SOFR plus 1.75% to 1.875%, based on certain conditions related to the size of the borrowing base under the Amended Credit Facility.
Under the terms of the Amended Credit Facility, the Company has made certain customary representations and warranties, and is required to comply with various covenants, including leverage restrictions, reporting requirements and other customary requirements for similar credit facilities. The Amended Credit Facility also includes usual and customary events of default for credit facilities of this nature. Borrowing under the Amended Credit Facility remains subject to the leverage restrictions contained in the Investment Company Act of 1940, as amended.
The description above is only a summary of the material provisions of the Amended Credit Facility and is qualified in its entirety by reference to the Amended Credit Facility, which is filed as Exhibit 10.1 to this Report.

Long Term Debt, Title [Text Block]	Amended Credit Facility
Long Term Debt, Principal	$ 763
Long Term Debt, Structuring [Text Block]	On August 16, 2024, SLR Investment Corp. (the “Company”) entered into Amendment No. 3 to its senior secured revolving credit agreement with Citibank, N.A., acting as administrative agent, the lenders party thereto, JPMorgan Chase Bank, N.A., as syndication agent, and Citibank, N.A., JPMorgan Chase Bank, N.A., and Sumitomo Mitsui Banking Corporation, as joint lead bookrunners and joint lead arrangers (the “Amended Credit Facility”). In connection with this amendment, commitments under the Amended Credit Facility increased by $75 million to $763 million and a new lender was added.